Consolidated statements of income - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Net revenue from transaction activities and other services	R$ 442,848	R$ 190,425	R$ 1,224,261	R$ 480,025	R$ 268,198
Net revenue from sales	93,986	118,438	471,924	260,594	176,517
Financial income	274,838	138,808	818,624	392,429	219,462
Other financial income	116,360	836	8,576	5,337	10,744
Total revenue and income	928,032	448,508	2,523,385	1,138,385	674,920
Cost of sales and services	(444,762)	(242,893)	(1,324,380)	(623,667)	(382,483)
Selling expenses	(83,614)	(71,106)	(245,759)	(199,937)	(162,642)
Administrative expenses	(219,024)	(32,520)	(153,177)	(84,461)	(61,129)
Financial expenses	(16,524)	(19,218)	(104,544)	(68,301)	(29,696)
Other (expenses) income, net	(1,109)	(594)	(12,021)	(6,660)	1,345
PROFIT BEFORE INCOME TAXES	163,000	82,177	683,504	155,359	40,315
Current income tax and social contribution	(20,935)	(19,085)	(214,988)	(7,431)	(2,587)
Deferred income tax and social contribution	6,391	(2,468)	10,278	(20,149)	(2,239)
INCOME TAX AND SOCIAL CONTRIBUTION	(14,544)	(21,553)	(204,710)	(27,580)	(4,826)
NET INCOME FOR THE PERIOD	148,456	60,624	478,794	127,779	35,490
Attributable to:
Owners of the Company	148,378	60,625	478,781	127,186	35,084
Non-controlling interests	R$ 78	R$ (1)	R$ 13	R$ 593	R$ 406
Basic earnings per common share-R$	R$ 0.4988	R$ 0.2311
Basic and diluted earnings per common share - R$			R$ 1.8254	R$ 0.4849	R$ 0.1338
Diluted earnings per common share-R$	R$ 0.4969	R$ 0.2311